Accrued Expenses and Other Payables (Tables)	6 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	As of September 30, 2022 and March 31, 2023, accrued expenses and other payables consisted of the following
	2022	2023
	(audited)
Other taxes payable (1)	$6,916,501	$7,113,779
Payroll payable	392,192	497,964
Loan from third-parties	-	481,392
Others	519,170	598,179
Total of accrued expenses and other payables	$7,827,863	$8,691,314
(1)	The balance mainly is the VAT payable of $6,218,723 and $6,394,420 as of September 30, 2022 and March 31, 2023, respectively.